Cover	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	APPLIED MATERIALS INC /DE
Entity Central Index Key	0000006951
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-06920
Entity Tax Identification Number	94-1655526
Entity Address, Address Line One	3050 Bowers Avenue
Entity Address, Address Line Two	P.O. Box 58039
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95052-8039
City Area Code	408
Local Phone Number	727-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	AMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false